Intangible Assets - Summary of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount Beginning of Year	$ 509	$ 696	$ 696	$ 2,610
Cost	1,067		1,067
Amortization Expense	(140)	(140)	(187)	(463)
Accumulated Amortization	(698)		(558)	(372)
Impairment Charge			0	(1,451)
Net Carrying Amount End of Period	369		509	696
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Average Remaining Amortization Period	1 year 10 months 24 days		2 years 8 months 12 days	3 years 8 months 12 days
Net Carrying Amount Beginning of Year	460	634	634	808
Cost	978		978
Amortization Expense			(174)	(174)
Accumulated Amortization	(649)		(518)
Net Carrying Amount End of Period	329		460	634
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Average Remaining Amortization Period	2 years 10 months 24 days		3 years 8 months 12 days	4 years 8 months 12 days
Net Carrying Amount Beginning of Year	49	62	62	75
Cost	89		89
Amortization Expense			(13)	(13)
Accumulated Amortization	(49)		(40)
Net Carrying Amount End of Period	40		49	62
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Average Remaining Amortization Period				3 years 8 months 12 days
Net Carrying Amount Beginning of Year				1,710
Amortization Expense				(274)
Impairment Charge				(1,436)
NW 100B intellectual property [Member]
Finite-Lived Intangible Assets [Line Items]
Average Remaining Amortization Period				3 years 8 months 12 days
Net Carrying Amount Beginning of Year				17
Amortization Expense				(2)
Impairment Charge				$ (15)